Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Reserves not yet deducted for tax purposes	$ 3,813	$ 3,828
Employee compensation and benefits	721	761
Other	546	537
Gross deferred tax assets	5,080	5,126
Valuation allowance	(121)	(162)
Deferred tax assets after valuation allowance	4,959	4,964
Deferred tax liabilities:
Intangibles and fixed assets	1,325	1,346
Deferred revenue	453	403
Deferred interest	363	378
Asset Securitization	130	73
Other	245	306
Gross deferred tax liabilities	2,516	2,506
Net deferred tax assets	$ 2,443	$ 2,458